Share Capital, Warrants and Options (Tables)	3 Months Ended
Mar. 31, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the three months period ended March 31, 2019 is as follows:

	March 31, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	257,972,836	0.12	176,175,413	0.12
Issued	-	-	116,666,664	0.12
Cancelled / Expired	-	-	(34,869,241)	0.12

Outstanding, end of the period	257,972,836	0.12	257,972,836	0.12

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At March 31, 2019, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
72,515,414	June 8, 2019[1]	0.12	0.05
1,965,083	June 8, 2019	0.075	0.00
46,334,451	July 21, 2019[1,2]	0.12	0.06
20,491,224	August 15, 2019	0.12	0.03
116,666,664	April 19, 2020	0.12	0.48
257,972,836			0.62

[1] The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2018, the Company’s common shares have not met the criterion for acceleration.

2 On September 1, 2018, the TSXV approved an extension of the term of the warrants from July 21, 2018 to July 21, 2019. All other terms, including the exercise price, remain the same.

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the three months period ended March 31, 2019 is as follows:

	March 31, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	25,945,500	0.18	20,720,500	0.23
Issued	-	-	6,425,000	0.12
Cancelled / Expired	-	-	(1,200,000)	0.18

Outstanding, end of the period	25,945,500	0.18	25,945,500	0.18

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the period ended March 31, 2018 was calculated using the following assumptions:

	March 31, 2019	March 31, 2018
Expected dividend yield	-	0%
Expected share price volatility	-	96.9%
Risk free interest rate	-	2.04%
Expected life of options	-	5 years

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at March 31, 2019 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price	Weighted average remaining contractual life (years)
2,440,000	2,440,000	Jul 9, 2019	0.62	0.03
200,000	200,000	Aug 27, 2019	0.37	0.00
100,000	100,000	Sep 26, 2019	0.26	0.00
350,000	350,000	Nov 5, 2019	0.21	0.01
1,000,000	1,000,000	Dec 19, 2019	0.22	0.03
900,000	900,000	Feb 3, 2020	0.275	0.03
450,000	450,000	Oct 5, 2020	0.20	0.03
5,443,000	5,443,000	Jan 28, 2021	0.21	0.38
7,637,500	7,637,500	Feb 21, 2022	0.12	0.85
1,000,000	1,000,000	Dec 20, 2022	0.12	0.14
5,725,000	5,725,000	Feb 28, 2023	0.12	0.86
500,000	500,000	May 1, 2023	0.12	0.08
200,000	200,000	May 4, 2023	0.12	0.03
25,945,500	25,945,500			2.47